Loan Payable/Related Party (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Debt [Line Items]
Scheduled Amortization of Loan	The scheduled amortization of the loan for the next five years and thereafter is as follows:

2026	$574,483
2027	587,880
2028	601,409
2029	615,613
2030	629,969
Thereafter	974,517
Total	$3,983,871